REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Costs (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Balance as of January 1	SFr 69.3	SFr 62.5
Additional capitalised contract cost	88.1	71.6
Amortized contract cost	(77.0)	(64.8)
Balance as of December 31	SFr 80.4	SFr 69.3